Quarterly Holdings Report
for
Fidelity® SAI International Quality Index Fund
January 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
IQI-NPRT1-0324
1.9898216.103
Common Stocks - 98.2%
	Shares	Value ($)
Australia - 8.4%
Aristocrat Leisure Ltd.	76,915	2,217,508
BHP Group Ltd.	372,956	11,410,229
Fortescue Ltd.	200,659	3,878,087
IGO Ltd.	79,513	386,530
JB Hi-Fi Ltd.	12,985	483,074
Medibank Private Ltd.	326,336	817,029
NIB Holdings Ltd.	57,310	303,105
Pilbara Minerals Ltd. (a)	333,957	760,643
Pro Medicus Ltd.	6,168	406,342
REA Group Ltd.	6,105	728,123
Rio Tinto Ltd.	43,986	3,784,881
Rio Tinto PLC	132,440	9,167,422
Technology One Ltd.	35,302	360,687
Whitehaven Coal Ltd.	99,283	542,755
TOTAL AUSTRALIA		35,246,415
Denmark - 5.8%
Carlsberg A/S Series B	10,683	1,374,554
Genmab A/S (b)	7,827	2,164,339
Novo Nordisk A/S Series B	152,793	17,464,922
Novozymes A/S Series B	24,770	1,272,337
Pandora A/S	9,912	1,449,965
Ringkjoebing Landbobank A/S	3,267	527,642
TOTAL DENMARK		24,253,759
Finland - 0.9%
Elisa Corp. (A Shares)	17,844	814,749
Kone OYJ (B Shares)	47,788	2,372,548
Orion Oyj (B Shares)	12,758	589,005
TOTAL FINLAND		3,776,302
France - 11.6%
Gaztransport et Technigaz SA	2,585	363,449
Hermes International SCA	4,003	8,469,525
Ipsen SA	4,577	529,261
L'Oreal SA	21,967	10,512,404
La Francaise des Jeux SAEM (c)	13,614	553,784
Legrand SA	31,613	3,063,795
LVMH Moet Hennessy Louis Vuitton SE	16,312	13,572,546
Remy Cointreau SA	2,769	280,566
TotalEnergies SE	169,337	10,985,835
TOTAL FRANCE		48,331,165
Germany - 1.8%
Deutsche Borse AG	22,512	4,483,032
Hannover Reuck SE	7,144	1,715,500
Nemetschek SE	6,710	623,774
Rational AG	714	550,937
TOTAL GERMANY		7,373,243
Hong Kong - 1.4%
CK Infrastructure Holdings Ltd.	71,500	424,627
Hong Kong Exchanges and Clearing Ltd.	141,200	4,281,015
Power Assets Holdings Ltd.	161,500	945,613
TOTAL HONG KONG		5,651,255
Israel - 0.5%
Mizrahi Tefahot Bank Ltd.	17,690	660,996
NICE Ltd. (b)	7,503	1,546,983
TOTAL ISRAEL		2,207,979
Italy - 2.0%
Azimut Holding SpA	12,706	355,643
Ferrari NV (Italy)	14,935	5,224,600
FinecoBank SpA	72,341	1,049,943
Reply SpA	2,654	365,693
Snam SpA	242,902	1,186,320
TOTAL ITALY		8,182,199
Japan - 20.9%
Advantest Corp.	90,800	3,613,645
Astellas Pharma, Inc.	214,400	2,496,148
BayCurrent Consulting, Inc.	16,100	374,309
Capcom Co. Ltd.	19,900	758,962
Chugai Pharmaceutical Co. Ltd.	75,600	2,719,349
Daito Trust Construction Co. Ltd.	7,800	887,254
Daiwa House Industry Co. Ltd.	78,900	2,439,742
Disco Corp.	10,500	2,833,312
GMO Payment Gateway, Inc.	5,400	325,827
GOLDWIN, Inc.	4,600	309,439
Hamamatsu Photonics K.K.	17,400	687,385
Hoya Corp.	42,000	5,335,226
Japan Exchange Group, Inc.	62,600	1,385,446
Japan Tobacco, Inc.	130,300	3,434,367
Keyence Corp.	22,800	10,200,672
Kobayashi Pharmaceutical Co. Ltd.	6,700	302,375
Lasertec Corp.	9,400	2,448,035
M3, Inc.	50,700	800,046
Nexon Co. Ltd.	53,600	855,405
Nintendo Co. Ltd.	138,500	7,738,122
Nippon Telegraph & Telephone Corp.	3,539,900	4,445,247
Nissan Chemical Corp.	16,600	662,055
OBIC Co. Ltd.	7,800	1,198,155
Ono Pharmaceutical Co. Ltd.	57,600	1,038,190
Oracle Corp. Japan	4,000	315,237
Otsuka Holdings Co. Ltd.	66,100	2,598,280
Recruit Holdings Co. Ltd.	200,900	7,935,293
Rohto Pharmaceutical Co. Ltd.	25,800	527,910
SG Holdings Co. Ltd.	57,600	745,926
SHIFT, Inc. (b)	1,500	270,410
SHIMANO, Inc.	9,700	1,392,681
Shin-Etsu Chemical Co. Ltd.	239,800	9,439,054
Shionogi & Co. Ltd.	33,100	1,588,682
Sysmex Corp.	18,900	1,023,856
TechnoPro Holdings, Inc.	12,900	297,407
TIS, Inc.	25,500	567,167
Toho Co. Ltd.	14,800	482,106
Trend Micro, Inc.	16,700	955,396
USS Co. Ltd.	26,200	495,479
Yakult Honsha Co. Ltd.	36,100	788,481
ZOZO, Inc.	14,400	315,310
TOTAL JAPAN		87,027,388
Netherlands - 7.5%
Adyen BV (b)(c)	3,674	4,607,885
ASML Holding NV (Netherlands)	20,974	18,196,793
BE Semiconductor Industries NV	9,615	1,452,652
Universal Music Group NV	90,603	2,670,771
Wolters Kluwer NV	30,511	4,500,847
TOTAL NETHERLANDS		31,428,948
Norway - 0.9%
Equinor ASA	117,441	3,360,820
Gjensidige Forsikring ASA	22,434	361,981
TOTAL NORWAY		3,722,801
Singapore - 0.4%
Frasers Logistics & Industrial Trust	344,700	286,942
Genting Singapore Ltd.	675,100	507,004
Singapore Exchange Ltd.	97,400	680,109
TOTAL SINGAPORE		1,474,055
Spain - 0.3%
Enagas SA	28,021	456,960
Redeia Corp. SA	48,078	801,710
TOTAL SPAIN		1,258,670
Sweden - 0.1%
Fortnox AB	57,102	317,153
Nordnet AB	19,243	303,808
TOTAL SWEDEN		620,961
Switzerland - 12.4%
Belimo Holding AG (Reg.)	1,167	547,156
Compagnie Financiere Richemont SA Series A	61,849	9,186,716
Ems-Chemie Holding AG	803	609,962
Geberit AG (Reg.)	3,960	2,295,373
Georg Fischer AG (Reg.)	9,717	654,218
INFICON Holding AG	206	313,673
Kuehne & Nagel International AG	6,581	2,240,568
Novartis AG	128,423	13,280,711
Partners Group Holding AG	2,594	3,526,000
SGS SA (Reg.)	17,981	1,667,767
Sonova Holding AG	5,798	1,865,814
Swiss Life Holding AG	3,497	2,518,148
Swisscom AG	3,007	1,798,729
Swissquote Group Holding SA	1,271	320,493
Temenos AG	7,558	774,061
VAT Group AG (c)	3,199	1,507,658
Zurich Insurance Group Ltd.	17,341	8,823,725
TOTAL SWITZERLAND		51,930,772
United Kingdom - 11.9%
3i Group PLC	115,328	3,610,337
Admiral Group PLC	30,901	984,895
Auto Trader Group PLC (c)	109,063	1,003,367
British American Tobacco PLC (United Kingdom)	264,909	7,810,474
Britvic PLC	30,310	338,985
Computacenter PLC	9,163	337,220
Diageo PLC	265,229	9,579,504
Games Workshop Group PLC	3,911	490,932
Hargreaves Lansdown PLC	41,452	402,291
Howden Joinery Group PLC	65,580	667,203
IG Group Holdings PLC	47,896	433,085
Man Group PLC	142,627	428,561
RELX PLC (London Stock Exchange)	229,531	9,473,679
Rightmove PLC	97,845	692,466
Rotork PLC	101,611	403,570
RS GROUP PLC	56,168	559,203
Schroders PLC	108,916	560,675
St. James's Place PLC	65,111	539,814
Unilever PLC	222,318	10,818,047
Wise PLC (b)	55,860	573,269
TOTAL UNITED KINGDOM		49,707,577
United States of America - 11.4%
Experian PLC	109,342	4,551,076
GSK PLC	485,382	9,599,758
Haleon PLC	568,912	2,310,787
Holcim AG	63,125	4,839,620
Roche Holding AG (participation certificate)	45,917	13,073,321
Sanofi SA	24,550	2,458,572
Schneider Electric SA	54,957	10,796,310
TOTAL UNITED STATES OF AMERICA		47,629,444
TOTAL COMMON STOCKS (Cost $355,464,106)		409,822,933

Government Obligations - 0.1%
	Principal Amount (d)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.42% 2/22/24 (e) (Cost $299,073)	300,000	299,079

Money Market Funds - 1.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (f)	4,921,568	4,922,553
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	580,192	580,250
TOTAL MONEY MARKET FUNDS (Cost $5,502,803)		5,502,803

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $361,265,982)	415,624,815
NET OTHER ASSETS (LIABILITIES) - 0.4%	1,693,561
NET ASSETS - 100.0%	417,318,376

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	67	Mar 2024	7,480,550	135,521	135,521

The notional amount of futures purchased as a percentage of Net Assets is 1.8%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,672,694 or 1.8% of net assets.

(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $299,079.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	77,319	97,837,143	92,991,909	42,253	-	-	4,922,553	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	5,231,235	4,650,985	4,853	-	-	580,250	0.0%
Total	77,319	103,068,378	97,642,894	47,106	-	-	5,502,803

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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